Performance Management	Oct. 31, 2025
AllianzIM U.S. Equity Buffer10 Mar ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	7.33%
Lowest Quarterly Return (Q1, 2025)	-1.01%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer10 Mar ETF	One Year	Since Inception 2/28/2023

Return Before Taxes	14.65%	16.65%
Return After Taxes on Distributions	14.65%	16.65%
Return After Taxes on Distributions and Sale of Fund Shares	8.67%	13.09%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	21.16%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer10 Mar ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer10 Mar ETF | AllianzIM U.S. Equity Buffer10 Mar ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	7.33%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(1.01%)
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM U.S. Equity Buffer20 Mar ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	5.04%
Lowest Quarterly Return (Q1, 2025)	-0.48%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer20 Mar ETF	One Year	Since Inception 2/28/2023

Return Before Taxes	10.35%	11.82%
Return After Taxes on Distributions	10.35%	11.82%
Return After Taxes on Distributions and Sale of Fund Shares	6.12%	9.21%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	21.16%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer20 Mar ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer20 Mar ETF | AllianzIM U.S. Equity Buffer20 Mar ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	5.04%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(0.48%)
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	6.48%
Lowest Quarterly Return (Q1, 2025)	-1.40%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	One Year
		Since Inception 2/29/2024
Return Before Taxes	13.26%	13.47%
Return After Taxes on Distributions	13.26%	13.47%
Return After Taxes on Distributions and Sale of Fund Shares	7.85%	10.39%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	17.41%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF | AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	6.48%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(1.40%)
Lowest Quarterly Return, Date	Mar. 31, 2025